DEBT (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Short-Term Borrowings:
Commercial paper	$ 11,470,000,000	$ 21,286,000,000
Other short-term borrowings	40,557,000,000	33,155,000,000
Weighted average interest rate of other short-term borrowings (as a percent)	1.06%	1.09%
Total short-term borrowings	52,027,000,000	54,441,000,000
Collateralized short-term advances from Federal Home Loan Bank	4,000,000,000	5,000,000,000
Bank
Short-Term Borrowings:
Commercial paper	11,092,000,000	14,872,000,000
Weighted average (as a percent)	0.59%	0.32%
Other non-bank
Short-Term Borrowings:
Commercial paper	$ 378,000,000	$ 6,414,000,000
Weighted average (as a percent)	0.84%	0.49%